Related Party Transactions and Balances - Additional Information - Teekay Promissory Note (Details) - USD ($)		12 Months Ended
	Jul. 01, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 25, 2017
Related Party Transaction [Line Items]
Due to affiliates		$ 0	$ 163,037,000
Interest expense		38,695,000	25,882,000	$ 22,400,000
2016 Teekay Corporation Promissory Note
Related Party Transaction [Line Items]
Due to affiliates	$ 200,000,000
Subordinated debt | 2016 Teekay Corporation Promissory Note
Related Party Transaction [Line Items]
Interest rate, percentage	10.00%
Debt instrument term (in years)	6 months
Subordinated debt | 2016 Teekay Corporation Promissory Note | Cash
Related Party Transaction [Line Items]
Interest rate, percentage	5.00%
Subordinated debt | 2016 Teekay Corporation Promissory Note | Cash Equivalents
Related Party Transaction [Line Items]
Interest rate, percentage	5.00%
Subordinated debt | Brookfield Promissory Note
Related Party Transaction [Line Items]
Due to affiliates	$ 200,000,000	168,500,000			$ 200,000,000
Interest rate, percentage					10.00%
Interest expense		$ 10,000,000	5,300,000	0
Affiliated entity | Teekay Corporation | 2016 Teekay Corporation Promissory Note
Related Party Transaction [Line Items]
Interest expense			14,600,000	10,000,000
Affiliated entity | Teekay Corporation | Subordinated debt | 2016 Teekay Corporation Promissory Note | Cash
Related Party Transaction [Line Items]
Interest expense			9,600,000	7,500,000
Affiliated entity | Teekay Corporation | Subordinated debt | 2016 Teekay Corporation Promissory Note | Cash Equivalents
Related Party Transaction [Line Items]
Interest expense			$ 1,700,000	$ 500,000